SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Accounts payable	$ 291,540	$ 290,045
Cash Settled DSU
Share-based Compensation
Cash paid for settlement of compensation costs	900	500	$ 100
Accounts payable	$ 3,900	$ 4,100